SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 15 — SEGMENT INFORMATION

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Revenue	172,156	250,997	196,385
Cost of sales	163,286	243,913	194,417

Selling expenses
-Payroll and welfare expenses	2,168	2,196	830
-Entertainment expenses	1,034	301	475
-Other	3,154	4,531	412

General and administrative expenses
-Payroll and welfare expenses	6,001	5,317	2,749
-Professional service expenses	4,055	8,700	4,514
-Share based compensation expenses	8,892	111,034	-
-Research and development expenses	21,132	9,457	5,368
-Other	631	3,083	12,522

Other (income)/expenses, net	(8,057)	527,088	(3,046)

Interest expenses	3,617	3,927	5,980

Income tax benefits	(171)	(59)	-

Net loss	(33,586)	(668,491)	(27,836)

The Company’s sales breakdown based on location of customers is as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Mainland China	106,216	187,842	186,589
Hong Kong	-	36,482	2,211
Africa	21,478	11,278	1,514
The United States	15,415	3,772	1,008
Others	29,047	11,623	5,063
Total	172,156	250,997	196,385

The location of the Company’s long(lived assets is as follows:

	As of March 31,
	2025	2026
	RMB	RMB
PRC	44,369	37,365
Total	44,369	37,365

Pursuant to ASC 280-10-50-41, the other non-current assets of RMB nil and RMB nil, and the intangible assets, net of RMB nil and RMB 0.1 million were excluded from long-lived assets as of March 31, 2025 and 2026 respectively.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)